COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of commitments [Abstract]
Schedule of Future Capacities Owed for Right of Use Agreements
The Group signed long-term agreements with service providers to receive indefeasible Rights of Use (ROU) of international capacities through submarine infrastructures (see note 12), most extendable until 2030. As of December 31, 2017, the Group is committed to pay for capacities over the following years an amount of NIS 207 million (excluding maintenance fees) as follows:

New Israeli Shekels in millions
2018	43
2019	41
2020	41
2021	41
2022	41
207